Subsequent Events (Details) $ in Thousands, $ in Millions	Sep. 14, 2023 HKD ($)	Oct. 18, 2023 shares	Jun. 09, 2023 USD ($)
Subsequent Events (Details) [Line Items]
Authorized to share repurchase (in Dollars)			$ 20
Forecast [Member]
Subsequent Events (Details) [Line Items]
Stock repurchased (in Shares) | shares		1,249,563
Consideration	$ 2,000
Kelly’s Education Limited [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Capital acquisition	$ 10,000